Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 1	$ 170,778	$ 160,739,496	$ (166,195,868)	$ (5,285,593)
Balance, shares at Dec. 31, 2018	1,000	170,777,990
Shares issued for services and prepaid shares earned (Note 9)		$ 33,500	936,050		969,550
Shares issued for services and prepaid shares earned,shares		33,500,000
Common stock issued for conversion of notes payable - related party, shares
Shares issued for medical advisory services
Imputed interest – loan			13,440		13,440
Stock issued PPM		$ 1,000	24,000		25,000
Stock issued PPM, shares		1,000,000
Net income (loss)				(1,428,835)	(1,428,835)
Ending balance, value at Dec. 31, 2019	$ 1	$ 205,278	161,712,986	(167,624,703)	(5,706,438)
Balance, shares at Dec. 31, 2019	1,000	205,277,990
Imputed interest – loan			3,360		3,360
Net income (loss)				(284,846)	(284,846)
Ending balance, value at Mar. 31, 2020	$ 1	$ 205,278	161,716,346	(167,909,549)	(5,987,924)
Balance, shares at Mar. 31, 2020	1,000	205,277,990
Beginning balance, value at Dec. 31, 2019	$ 1	$ 205,278	161,712,986	(167,624,703)	(5,706,438)
Balance, shares at Dec. 31, 2019	1,000	205,277,990
Net income (loss)					(954,788)
Ending balance, value at Sep. 30, 2020	$ 1	$ 207,150	161,879,245	(168,579,491)	(6,493,095)
Balance, shares at Sep. 30, 2020	1,000	207,149,460
Beginning balance, value at Dec. 31, 2019	$ 1	$ 205,278	161,712,986	(167,624,703)	(5,706,438)
Balance, shares at Dec. 31, 2019	1,000	205,277,990
Shares issued for services and prepaid shares earned (Note 9)		$ 25,225	2,008,374		2,033,599
Shares issued for services and prepaid shares earned,shares		25,224,840
Common stock issued for conversion of notes payable -related party		$ 3,540	384,134		387,674
Common stock issued for conversion of notes payable - related party, shares		3,540,405
Stock options issued for conversion of notes payable-related party			339,952		339,952
Common stock issued for conversion of accrued interest-related party		$ 434	47,128		47,562
Common stock issued for conversion of accrued interest-related party, shares		434,345
Stock options issued for conversion of accrued wages-related party			65,295		65,295
Common stock issued for conversion of accounts payable-related party		$ 9	972		981
Common stock issued for conversion of accounts payable-related party, shares		8,955
Common stock issued for accrued wages-related party		$ 680	73,780		74,460
Common stock issued for accrued wages-related party, shares		680,000
Stock options issued for conversion of accrued interest-related party			41,706		41,706
Stock options issued for conversion of accounts payable-related party			860		860
Gain on forgiveness of debt-related party			3,705,216		3,705,216
Imputed interest – loan			13,440		13,440
Net income (loss)				(2,778,486)	(2,778,486)
Shares cancelled from ARUR acquisition recission		$ (4,668)	4,668
Shares cancelled from ARUR acquisition recission,shares		(4,668,530)
Ending balance, value at Dec. 31, 2020	$ 1	$ 230,498	168,398,511	(170,403,189)	(1,774,179)
Balance, shares at Dec. 31, 2020	1,000	230,498,005
Beginning balance, value at Mar. 31, 2020	$ 1	$ 205,278	161,716,346	(167,909,549)	(5,987,924)
Balance, shares at Mar. 31, 2020	1,000	205,277,990
Shares issued for services and prepaid shares earned (Note 9)		$ 4,540	87,761		92,301
Shares issued for services and prepaid shares earned,shares		4,540,000
Imputed interest – loan			3,360		3,360
Net income (loss)				(352,638)	(352,638)
Shares cancelled from ARUR acquisition recission		$ (4,668)	4,668
Shares cancelled from ARUR acquisition recission,shares		(4,668,530)
Ending balance, value at Jun. 30, 2020	$ 1	$ 205,150	161,812,135	(168,262,187)	(6,244,901)
Balance, shares at Jun. 30, 2020	1,000	205,149,460
Shares issued for services and prepaid shares earned (Note 9)		$ 2,000	63,750		65,750
Shares issued for services and prepaid shares earned,shares		2,000,000
Imputed interest – loan			3,360		3,360
Net income (loss)				(317,304)	(317,304)
Ending balance, value at Sep. 30, 2020	$ 1	$ 207,150	161,879,245	(168,579,491)	(6,493,095)
Balance, shares at Sep. 30, 2020	1,000	207,149,460
Beginning balance, value at Dec. 31, 2020	$ 1	$ 230,498	168,398,511	(170,403,189)	(1,774,179)
Balance, shares at Dec. 31, 2020	1,000	230,498,005
Shares issued for services and prepaid shares earned (Note 9)		$ 4,500	466,500		471,000
Shares issued for services and prepaid shares earned,shares		4,500,000
Shares issued and held in escrow for the potential acquisition of Gold Transactions Intl, Inc.		$ 6,000	(6,000)		0
Shares issued and held in escrow for the potential acquisition of Gold Transactions Intl, Inc,shares		6,000,000
Imputed interest – loan			3,360		3,360
Net income (loss)				(675,742)	(675,742)
Ending balance, value at Mar. 31, 2021	$ 1	$ 240,998	168,862,371	(171,078,931)	(1,975,561)
Balance, shares at Mar. 31, 2021	1,000	240,998,005
Beginning balance, value at Dec. 31, 2020	$ 1	$ 230,498	168,398,511	(170,403,189)	(1,774,179)
Balance, shares at Dec. 31, 2020	1,000	230,498,005
Net income (loss)					(4,546,463)
Ending balance, value at Sep. 30, 2021	$ 1	$ 246,722	229,725,779	(232,639,452)	(2,666,950)
Balance, shares at Sep. 30, 2021	1,000	246,722,140
Beginning balance, value at Mar. 31, 2021	$ 1	$ 240,998	168,862,371	(171,078,931)	(1,975,561)
Balance, shares at Mar. 31, 2021	1,000	240,998,005
Shares issued for services and prepaid shares earned (Note 9)		$ 167	866,557		866,724
Shares issued for services and prepaid shares earned,shares		166,995
Warrants issued to shareholders of record on April 1, 2021 as dividend			57,689,800	(57,689,800)
Shares issued and held in escrow for the potential acquisition of Bronx Family Eye and My Retina		$ 4,150	(4,150)
Shares issued and held in escrow for the potential acquisition of Bronx Family Eye and My Retina,shares		4,150,000
Imputed interest – loan			3,360		3,360
Net income (loss)				(1,102,108)	(1,102,108)
Ending balance, value at Jun. 30, 2021	$ 1	$ 245,315	227,417,938	(229,870,839)	(2,207,585)
Balance, shares at Jun. 30, 2021	1,000	245,315,000
Shares issued for services and prepaid shares earned (Note 9)		$ 707	1,360,181		1,360,888
Shares issued for services and prepaid shares earned,shares		707,140
Shares issued for charitable service donations		$ 400	539,600		540,000
Shares issued for charitable service donations, shares		400,000
Shares issued for medical advisory services		$ 300	404,700		405,000
Shares issued for medical advisory services, shares		300,000
Imputed interest – loan			3,360		3,360
Net income (loss)				(2,768,613)	(2,768,613)
Ending balance, value at Sep. 30, 2021	$ 1	$ 246,722	$ 229,725,779	$ (232,639,452)	$ (2,666,950)
Balance, shares at Sep. 30, 2021	1,000	246,722,140